Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes
Income Taxes

23.Income Taxes

The income tax provision for the years ended December 31, 2017, 2016 and 2015 was comprised of:

	2017		2016		2015
Income taxes, current (1)	Ps.	5,382,865	Ps.	6,724,071	Ps.	7,380,430
Income taxes, deferred	(1,108,745)		(3,851,836)		(1,048,212)

	Ps.	4,274,120	Ps.	2,872,235	Ps	6,332,218

(1)	The current income tax of Mexican companies payable in Mexico represented 93%, 93% and 94% of total current income taxes in 2017, 2016 and 2015, respectively.

The Mexican corporate income tax rate was 30% in 2017, 2016 and 2015. In accordance with the 2014 Tax Reform, the corporate income tax rate will be 30% in 2018 and thereafter.

2014 Tax Reform

In the last quarter of 2013, the Mexican Congress approved a new Tax Reform (the “2014 Tax Reform”), which became effective as of January 1, 2014. Among the tax reforms approved by the Mexican Congress, one of the most relevant changes was the elimination of the tax consolidation regime allowed for Mexican controlling companies through December 31, 2013. As a result of this change, beginning on January 1, 2014, the Company is no longer allowed to consolidate income or loss of its Mexican subsidiaries for income tax purposes and (i) accounted for an additional income tax liability for the elimination of the tax consolidation regime in the aggregate amount of Ps.6,813,595 as of December 31, 2013; (ii) recognized a benefit from tax loss carryforwards of Mexican companies in the Group in the aggregate amount of Ps.7,936,044 as of December 31, 2013; and (iii) adjusted the carrying amount of deferred income taxes from temporary differences by recognizing such effects on a separate company basis by using the enacted corporate income tax rate as of December 31, 2013.

The income tax payable as of December 31, 2017 and 2016, in connection with the 2014 Mexican Tax Reform, are as follows:

	2017		2016
Tax losses of subsidiaries, net	Ps.	6,582,543	Ps.	7,575,347
Less: Current portion (a)	1,851,923		1,188,470

Non-current portion (b)	Ps.	4,730,620	Ps.	6,386,877

(a)	Accounted for as current income taxes payable in the consolidated statement of financial position as of December 31, 2017 and 2016.

(b)	Accounted for as non-current income taxes payable in the consolidated statement of financial position as of December 31, 2017 and 2016.

Maturities of income tax payable, in connection with the 2014 Mexican Tax Reform, are as follows:

2018	Ps.	1,851,923
2019	1,733,977
2020	1,364,183
2021	942,553
2022	578,437
2023	111,470

	Ps.	6,582,543

The following items represent the principal differences between income taxes computed at the statutory rate and the Group’s provision for income taxes.

	% 2017	% 2016	% 2015
Statutory income tax rate	30	30	30
Differences between accounting and tax bases, primarily tax inflation gain that is not recognized for accounting purposes	10	1	4
Asset tax	—	5	—
Tax loss carryforwards	(2)	(20)	(10)
2014 Tax Reform	1	19	1
Foreign operations	5	4	(2)
Disposition of investment	—	—	10
Share of income in associates and joint ventures, net	(5)	(4)	—
Exchange of Convertible Debentures for Warrants of UHI	—	—	1

Effective income tax rate	39	35	34

The Group has recognized the benefits from tax loss carryforwards of Mexican companies in the Group as of December 31, 2017 and 2016. The years of expiration of tax loss carryforwards as of December 31, 2017 are as follows:

Year of Expiration	Tax Loss Carryforwards For Which Deferred Taxes Were Recognized
2018	Ps.	55,400
2019	819,597
2020	232,925
2021	7,210,423
2022	10,626,630
Thereafter	22,418,325

	Ps.	41,363,300

As of December 31, 2017, tax loss carryforwards of Mexican companies in the Group for which deferred tax assets were not recognized amounted to Ps.2,283,423, and will expire between 2019 and 2027.

During 2017, 2016 and 2015, certain Mexican subsidiaries utilized operating tax loss carryforwards in the amounts of Ps.5,806,602, Ps.1,236,444 and Ps.2,931,218, respectively.

In addition to the tax loss carryforwards of Mexican companies in the Group referred as of December 31, 2017, the Group has recognized the benefit from tax loss carryforwards derived from the disposal in 2014 of its investment in GSF in the amount of Ps.13,996,133 (see Note 3). As of December 31, 2017, tax loss carryforwards derived from this disposal for which deferred taxes were recognized amounted to Ps.10,497,100, and will expire in 2025.

As of December 31, 2017, tax loss carryforwards of subsidiaries in South America, the United States, and Europe amounted to Ps.2,925,562, and will expire between 2018 and 2036.

The deferred income taxes as of December 31, 2017 and 2016, were principally derived from the following temporary differences and tax loss carryforwards:

	2017		2016
Assets:
Accrued liabilities	Ps.	3,388,289	Ps.	3,208,863
Allowance for doubtful accounts	1,115,990		1,160,708
Customer advances	2,230,958		2,761,196
Property, plant and equipment, net	1,159,085		—
Tax loss carryforwards:
Operating	10,596,342		11,448,996
Capital	1,812,648		2,380,620

Liabilities:
Investments (1)	(3,968,176)		(4,471,232)
Property, plant and equipment, net	—		(305,654)
Derivative financial instruments	(355,051)		—
Intangible assets and transmission rights	(2,646,267)		(2,898,572)
Prepaid expenses and other items	(1,274,056)		(1,184,163)

Deferred income taxes of Mexican companies	12,059,762		12,100,762
Deferred income tax assets of foreign subsidiaries	257,769		279,683

Deferred income tax assets, net	Ps.	12,317,531	Ps.	12,380,445

(1)	Net of the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.3,149,130 and Ps.2,914,499 in 2017 and 2016, respectively.

The deferred tax assets are in tax jurisdictions in which the Group considers that based on financial projections of its cash flows, results of operations and synergies between subsidiaries, will generate taxable income in subsequent periods.

The gross rollforward of deferred income tax assets, net, is as follows:

	2017		2016
At January 1	Ps.	12,380,445	Ps.	7,665,038
Income statement credit	1,108,745		3,851,836
Other comprehensive income and equity (charge) credit	(1,080,344)		863,571
Loss on disposition of a Publishing business	(91,315)		—

At December 31	Ps.	12,317,531	Ps.	12,380,445

The rollforward of deferred income tax assets and liabilities for the year 2017, was as follows:

At January 1, 2017	Credit (Charge) to Income Statement	Credit (Charge) to Other Comprehensive Income and Equity	At December 31, 2017
Assets:
Accrued liabilities	Ps.	3,208,863	Ps.	179,426	Ps.	—	Ps.	3,388,289
Allowance for doubtful accounts	1,160,708	(44,718)	—	1,115,990
Customer advances	2,761,196	(530,238)	—	2,230,958
Property, plant and equipment, net	—	1,159,085	—	1,159,085
Tax loss carryforwards	13,829,616	(628,278)	(792,348)	12,408,990
Deferred income tax assets of foreign subsidiaries	279,683	(21,914)	—	257,769

Liabilities:
Investments	(4,471,232)	721,525	(218,469)	(3,968,176)
Property, plant and equipment, net	(305,654)	305,654	—	—
Derivative financial instruments	—	(355,051)	—	(355,051)
Intangible assets and transmission rights	(2,898,572)	252,305	—	(2,646,267)
Prepaid expenses and other items	(1,184,163)	(20,366)	(69,527)	(1,274,056)

Deferred income tax assets, net	Ps.	12,380,445	Ps.	1,017,430	Ps.	(1,080,344)	Ps.	12,317,531

The rollforward of deferred income tax assets and liabilities for the year 2016, was as follows:

	At January 1, 2016		Credit (Charge) to Income Statement		Credit (Charge) to Other Comprehensive Income		At December 31. 2016
Assets:
Accrued liabilities	Ps.	2,656,354	Ps.	552,509	Ps.	—	Ps.	3,208,863
Allowance for doubtful accounts	1,187,427		(26,719)		—		1,160,708
Customer advances	2,598,037		163,159		—		2,761,196
Tax loss carryforwards	10,196,480		3,633,136		—		13,829,616
Deferred income tax assets of foreign subsidiaries	195,348		84,335		—		279,683
Asset tax	402,880		(402,880)		—		—

Liabilities:
Investments	(3,504,137)		(2,067,429)		1,100,334		(4,471,232)
Property, plant and equipment, net	(954,678)		649,024		—		(305,654)
Derivative financial instruments	(1,801)		1,801		—		—
Intangible assets and transmission rights	(3,922,230)		1,023,658		—		(2,898,572)
Prepaid expenses and other items	(1,188,642)		241,242		(236,763)		(1,184,163)

Deferred income tax assets, net	Ps.	7,665,038	Ps.	3,851,836	Ps.	863,571	Ps.	12,380,445

The tax (charge) credit relating to components of other comprehensive income is as follows:

	2017
	Before Tax		Tax (Charge) Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(283,106)	Ps.	—	Ps.	(283,106)
Exchange differences on translating foreign operations	334,097		(78,040)		256,057
Derivative financial instruments cash flow hedges	231,758		(69,527)		162,231
Warrants exercisable for common stock of UHI	(280,447)		84,134		(196,313)
Available-for-sale investments	1,008,675		(302,603)		706,072
Share of loss of associates and joint ventures	(60,340)		—		(60,340)

Other comprehensive income	Ps.	950,637	Ps.	(366,036)	Ps.	584,601

Current tax			Ps.	(78,040)
Deferred tax			(287,996)

			Ps.	(366,036)

	2016
	Before Tax		Tax (Charge) Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(255,713)	Ps.	—	Ps.	(255,713)
Exchange differences on translating foreign operations	767,165		356,829		1,123,994
Derivative financial instruments cash flow hedges	789,208		(236,763)		552,445
Warrants exercisable for common stock of UHI	(3,635,399)		1,090,620		(2,544,779)
Available-for-sale investments	(32,379)		9,714		(22,665)
Share of loss of associates and joint ventures	(42,832)		—		(42,832)

Other comprehensive loss	Ps.	(2,409,950)	Ps.	1,220,400	Ps.	(1,189,550)

Current tax			Ps.	356,829
Deferred tax			863,571

			Ps.	1,220,400

	2015
	Before Tax		Tax (Charge) Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(166,044)	Ps.	—	Ps.	(166,044)
Exchange differences on translating foreign operations	498,954		206,520		705,474
Equity instruments	405,132		(121,541)		283,591
Cumulative gain in fair value from equity instruments reclassified to other finance income	(544,402)		163,321		(381,081)
Derivative financial instruments cash flow hedges	25,838		(7,751)		18,087
Convertible Debentures due 2025 issued by UHI	319,307		(95,821)		223,486
Cumulative gain in fair value from Convertible Debentures issuedby UHI reclassified to other finance income	(4,718,175)		1,415,453		(3,302,722)
Warrants exercisable for common stock of UHI	3,303,182		(990,955)		2,312,227
Available-for-sale investments	(80,371)		24,111		(56,260)
Share of income of associates and joint ventures	19,705		—		19,705

Other comprehensive loss	Ps.	(936,874)	Ps.	593,337	Ps.	(343,537)

Current tax			Ps.	206,520
Deferred tax			386,817

			Ps.	593,337

The Group does not recognize deferred income tax liabilities related to its investments in associates and joint ventures, as the Group is able to control the timing of the reversal of temporary differences arising from these investments. As of December 31, 2017 and 2016, the deferred tax liabilities in connection with the Group’s investments in associates and joint ventures amounted to an aggregate of Ps.1,383,713 and Ps.1,252,044, respectively.